Contract liabilities	12 Months Ended
Mar. 31, 2019
Contract liabilities [abstract]
Contract liabilities
Contract liabilities

Contract liabilities primarily relate to the advance consideration received from customers for construction contracts, mainly in relation to connections, for which revenue is recognised over the life of the asset.

The balances have arisen on transition to IFRS 15, which has been applied using the modified retrospective approach and therefore comparatives have not been restated.

	2019	2018
	£m	£m
Current	61	—
Non-current	933	—
	994	—

Significant changes in the contract liabilities balances during the period are as follows:

2019
£m
As at 1 April 2018 (see note 37)	866
Exchange adjustments	29
Revenue recognised that was included in the contract liability balance at the beginning of the period	(51)
Increases due to cash received, excluding amounts recognised as revenue during the period	155
Changes due to amounts recognised as revenue	(5)
At 31 March 2019	994